UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Aug 8, 2008

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $203,708,153

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

3M CO				COM		88579Y101	84,573.47	121,531		SH		SOLE		84,573.47
AFFIRMATIVE INS HLDGS INC	COM		008272106	680.00		10,000 		SH		SOLE		680.00
AMBASSADORS GROUP INC		COM		023139108	14,073.43	1,050,256 	SH		SOLE		 14,073.43
AT&T INC			COM		00206R102	8,124.68	24,116 		SH		SOLE		8,124.68
BOEING CO			COM		097023105	80,687.74	122,775 	SH		SOLE		80,687.74
BOSTON SCIENTIFIC CORP		COM		101137107	90,051.90	732,725		SH		SOLE		90,051.90
CHESAPEAKE ENERGY CORP		COM		165167107	182,866.82	277,239 	SH		SOLE		182,866.82
CHEVRON CORP NEW		COM		166764100	2,016.78	2,034 		SH		SOLE		2,016.78
CITADEL BROADCASTING CORP	COM		17285t106 	144.05		11,808 		SH		SOLE		144.05
CONSECO INC			COM NEW		208464883	3,150.29	31,757 		SH		SOLE		3,150.29
CYPRESS SEMICONDUCTOR CORP	COM		232806109	122,084.82	493,272 	SH		SOLE		122,084.82
DOW CHEM CO			COM		260543103	93,896.65	268,968 	SH		SOLE		93,896.65
EARTHLINK INC			COM		270321102	14,035.06	162,255 	SH		SOLE		14,035.06
EMBARQ CORP			COM		29078E105	3,088.15	6,533 		SH		SOLE		3,088.15
EXXON MOBIL CORP		COM		30231G102	2,228.35	2,528 		SH		SOLE		2,228.35
FEDERAL HOME LN MTG CORP	COM		313400301	28,017.12	170,836 	SH		SOLE		28,017.12
GENERAL MTRS CORP		COM		370442105	34,639.88	301,216 	SH		SOLE		34,639.88
INTEL CORP			COM		458140100	2,362.80	11,000 		SH		SOLE		2,362.80
LEGG MASON INC			COM		524901105	83,183.84	190,920 	SH		SOLE		83,183.84
MAUI LD & PINEAPPLE INC		COM		577345101	77,861.38	264,385 	SH		SOLE		77,861.38
MBIA INC			COM		55262C100	27,317.21	622,260 	SH		SOLE		27,317.21
MCGRAW HILL COS INC		COM		580645109	85,016.52	211,906 	SH		SOLE		85,016.52
MICRON TECHNOLOGY INC		COM		595112103	64,999.68	1,083,328 	SH		SOLE		64,999.68
NCR CORP NEW			COM		62886E108	13,446.72	53,360 		SH		SOLE		13,446.72
NEW YORK TIMES CO		CLA		650111107	56,264.80	560,525 	SH		SOLE		56,264.80
PFIZER INC			COM		717081103	59,730.94	341,906 	SH		SOLE		59,730.94
PROASSURANCE CORP		COM		74267c106	3,367.70	7,000 		SH		SOLE		3,367.70
QUALCOMM INC			COM		747525103	17,840.29	40,208 		SH		SOLE		17,840.29
QUESTAR CORP			COM		748356102	114,564.20	161,267 	SH		SOLE		114,564.20
ROWAN COS INC			COM		779382100	119,805.13	256,268 	SH		SOLE		119,805.13
SCHERING PLOUGH CORP		COM		806605101	72,817.44	369,819 	SH		SOLE		72,817.44
SONY CORP			ADR NEW		835699307	73,876.72	168,900 	SH		SOLE		73,876.72
SPRINT NEXTEL CORP		COM SER 1	852061100	39,832.01	419,284 	SH		SOLE	     	39,832.01
SUN MICROSYSTEMS INC		COM NEW		866810203	54,915.60	504,739 	SH		SOLE		54,915.60
SYCAMORE NETWORKS INC		COM		871206108	386.40		12,000 		SH		SOLE		386.40
TEJON RANCH CO DEL		COM		879080109	20,265.72	56,200 		SH		SOLE		20,265.72
TERADATA CORP DEL		COM		88076w103	10,848.03	46,880 		SH		SOLE		10,848.03
UNION PAC CORP			COM		907818108	23,230.24	30,769 		SH		SOLE		23,230.24
VERIZON COMMUNICATIONS INC	COM		92343V104	19,570.89	55,285 		SH		SOLE		19,570.89
WACHOVIA CORP NEW		COM		929903102	33,904.68	218,317 	SH		SOLE		33,904.68
DISNEY WALT CO			COM DISNEY	254687106	79,582.19	255,071 	SH		SOLE		79,582.19
WASHINGTON MUT INC		COM		939322103	16,487.14	334,425 	SH		SOLE		16,487.14
WILLIAMS COS INC DEL		COM		969457100	63,633.37	157,860 	SH		SOLE		63,633.37
AMERICAN MTG ACCEP CO		PFD CNV7.25% A	027568203	610.00		10,000 		SH		SOLE		610.00
GENERAL MTRS CORP		DEB SR CONV B	370442733	7,000.70	51,100 		SH		SOLE		7,000.70
